Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following as of December 31, 2015 and 2014:
	December 31,
	2015	2014

Finished goods	$26	$1